Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Finance Income And Expense [Abstract]
Net foreign exchange rate gains on financial activities	$ 37,236	$ 0		$ 31,574
Interest income on bank deposits	32,280	7,658		1,396
Other finance income	49	894		0
Finance income	69,565	8,552	[1]	32,970	[1]
Interest expense on credit facilities and financing obligations	116,190	33,331		11,681
Interest expense to related parties	84,480	37,945		30,770
Interest expense related to lease liabilities	5,008	6,201		2,377
Other finance expenses	11	5		13
Credit facility expenses	0	0		377
Net foreign exchange rate losses on financial activities	0	30,920		0
Loss on debt modification	7,553	0		0
Finance expense	$ 213,242	$ 108,402	[1]	$ 45,218	[1]

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.